Fixed Assets	6 Months Ended
Dec. 31, 2011
Fixed Assets [Abstract]
Fixed Assets
9.	Fixed Assets:

			Net Book Value
	Cost	Accumulated Amortization	December 31, 2011	June 30,2011

Property and Equipment	$825,241	$359,631	$465,610	$487,740

During the six month period ended December 31, 2011, total additions to property, plant and equipment were $17,307 (2010- $45,227) and total disposals of property, plant and equipment were $nil (2010- $nil). During the six month period ended December 31, 2011 the Company recorded depreciation of $39,438 (2010-$38,176).